Financial Assets And Liabilities - Summary of Effect of the Cash Flow Hedge in Consolidated Income Statements and Statements of Other Comprehensive Income (Detail) - Cash Flow Hedges [Member] - PHP (₱)
₱ in Millions
12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Foreign currency exchange risk [Member]
Disclosure Of Hedge Accounting [Line Items]
Total hedging loss recognized in OCI	₱ (234)
Line item in the Consolidated Income Statements	Other comprehensive loss
Foreign currency exchange risk [Member] | Long Term Currency Swaps [Member]
Disclosure Of Hedge Accounting [Line Items]
Total hedging loss recognized in OCI		₱ (46)
Line item in the Consolidated Income Statements		Other comprehensive loss
Interest rate risk [member] | Interest Rate Swap1
Disclosure Of Hedge Accounting [Line Items]
Total hedging loss recognized in OCI	₱ 179	₱ 169
Line item in the Consolidated Income Statements	Other comprehensive loss	Other comprehensive loss